NOTE 14. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

Fincera’s operations include the leasing of commercial property at the Kai Yuan Finance Center. The leases thereon expire at various dates through 2021. The following is a schedule of minimum future rents on non-cancelable operating leases at December 31, 2015:

Year Ending December 31,	Future Minimum Rentals
2016	$10,462
2017	5,314
2018	2,302
2019	1,314
2020	1,314
Later years	329
Total	$21,035

There are no contingent rentals as of December 31, 2015.